Schedule of income tax expense (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Accounting (loss) / profit	$ (18,503)
Total income tax expense
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Accounting (loss) / profit		$ (585,716)	$ 455,435	$ (552,004)
Tax at the applicable tax rate of 27%		158,143	(122,967)	149,041
- Tax loss not recognised		(158,143)	(26,074)	(149,041)
- Tax loss utilised			149,544
Total income tax expense
Income tax expense is attributable to:
- Assessed loss brought forward			$ 149,027